COSTS OF SALES - Schedule of Costs of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COSTS OF SALES
Direct costs of sales	€ (22,624)	€ (19,814)	€ (16,199)
Indirect costs of sales	(13,388)	(11,102)	(9,443)
Total cost of sales	€ (36,012)	€ (30,916)	€ (25,643)